Net finance income (expense) (Tables)	12 Months Ended
Dec. 31, 2021
Net Finance Income
Schedule of net finance income (expense)

	2021	2020	2019
Finance income	821	551	1,330
Income from investments and marketable securities (Government Bonds)	315	202	558
Other income, net	506	349	772
Finance expenses	(5,150)	(6,004)	(7,086)
Interest on finance debt	(2,870)	(3,595)	(4,847)
Unwinding of discount on lease liabilities	(1,220)	(1,322)	(1,514)
Discount and premium on repurchase of debt securities	(1,102)	(1,157)	(860)
Capitalized borrowing costs	976	941	1,332
Unwinding of discount on the provision for decommissioning costs	(761)	(638)	(795)
Other finance expenses and income, net	(173)	(233)	(402)
Foreign exchange gains (losses) and indexation charges	(6,637)	(4,177)	(3,008)
Foreign exchange gains (losses) (*)	(2,737)	(1,363)	(72)
Reclassification of hedge accounting to the Statement of Income (*)	(4,585)	(4,720)	(3,136)
Recoverable taxes inflation indexation income (**)	518	1,807	125
Other foreign exchange gains (losses) and indexation charges, net	167	99	75
Total	(10,966)	(9,630)	(8,764)
(*)	For more information, see notes 36.3c and 36.3a.
(**)	Includes PIS and Cofins inflation indexation income - exclusion of ICMS (VAT tax) from the basis of calculation. See note 16.